Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of debt balances

As of March 31, 2015 and December 31, 2014, our debt balances were as follows (in millions):

	Weighted- Average Interest Rate	Maturities	March 31, 2015	December 31, 2014
Senior Secured Term Loan	4.00%	2021	$385.3	$386.2
Senior Unsecured Notes	6.25%	2022	250.0	250.0

Total long-term debt			635.3	636.2
Less debt payable within one year			3.9	3.9

Long-term portion			$631.4	$632.3

As of December 31, 2014 and 2013, our debt balances were as follows (in millions):

	Weighted- Average Interest Rate	Maturities	December 31,
			2014	2013
Senior Secured Term Loan	4.00%	2021	$386.2	$—
Senior Unsecured Notes	6.25%	2022	250.0	—
Debt due to Kimberly-Clark	0.50%	2014	—	9.1
Bank loans and other financings in various currencies	0.60%	2014	—	2.8

Total long-term debt			636.2	11.9
Less debt payable within one year			3.9	11.9

Long-term portion			$632.3	$—